Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Transactions and Balances with Related Parties
Note 15 - Transactions and Balances with Related Parties

A.
On December 30, 2008, the Company's shareholders approved the terms of a management services agreement entered into among the Company, Kanir Joint Investments (2005) Limited Partnership ("Kanir") and Meisaf Blue & White Holdings Ltd. ("Meisaf"), a company controlled by the Company's chairman of the board and controlling shareholder,  effective as of March 31, 2008 (the "Management Agreement"). According to the Management Agreement, Kanir and Meisaf, through their employees, officers and directors, provide assistance to the Company in all aspects of the new operations process, including but not limited to, any activities to be conducted in connection with identification and evaluation of the business opportunities, the negotiations and the integration and management of any new operations and including discussions with the Company's  management to assist and advise them on such matters and on any matters concerning the Company's affairs and business. In consideration of the performance of the management services and the board services pursuant to the Management Agreement, the Company initially agreed to pay Kanir and Meisaf an aggregate annual management services fee in the amount of $250 thousand.

This annual amount was increased to $400 thousand in June 2013 (approximately €349 thousand, based on the NIS/euro exchange rate as at December 31, 2018) following approval by the Audit Committee, Compensation Committee, Board of Directors and by the Company's shareholders at the shareholders' meeting held in June 2013.  The current term of the Management Agreement is until June 17, 2019.

The Company sub-leases a small part of its office space to a company controlled by Mr. Shlomo Nehama, the Company's chairman of the Board and a controlling shareholder, at a price per square meter based on the price that it pays under its lease agreements. This sub-lease agreement was approved by the Company's Board of Directors.

B.	Compensation to key management personnel and interested parties (including directors)

Directors participate in the Company’s share option programs. For further information see Note 16 regarding share-based payments.

Compensation to key management personnel and interested parties that are employed by the Company:

	Year ended December 31
	2018		2017		2016
	Number of		Number of		Number of
	People	Amount	People (**)	Amount	people	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	2	371	2	377	2	368
Post-employment
Benefits	2	48	2	57	2	89
Share-based payments	2	-	2	-	2	*

* Less than €1 thousand
** Including retired employees that were not employed throughout the entire year

Compensation to key management personnel (including directors but excluding compensation paid under the Management Agreement) that are not employed by the Company:

	Year ended December 31
	2018		2017		2016
	Number of		Number of		Number of
	people	Amount	people	Amount	People (**)	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to
directors not employed
by the Company	3	49	3	35	3	63
share-based payments	3	5	3	14	3	3

* Less than €1 thousand
** Including Board members that did not serve throughout the entire year

C.            Debts and loans to related and interested parties

					Interest income recognized in statement of
	The terms of the loan		Balance as at December 31		income for the year ended December 31
	Interest	Linkage
	rate	base	2018	2017	2018	2017	2016
	%		€ thousands
Dori Energy	8.1 (*)	NIS+CPI	9,189	13,025	1,130	1,158	1,243

(*)  See Note 6A